June 29, 2022

VIA EDGAR

Ms. Karen Rossotto

Senior Counsel

Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

Re: Six Circles Trust (the “Trust”)

Dear Ms. Rossotto:

Transmitted herewith for filing by means of electronic submission via EDGAR on behalf of the Trust, and pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 41 to the Trust’s registration statement under the 1933 Act and Amendment No. 42 under the 1940 Act on Form N-1A (the “Amendment”).

The Amendment is being filed to disclose that the Six Circles Managed Equity Portfolio U.S. Unconstrained Fund may allocate a portion of its assets to a customized index, the constituents of which will be determined by the Adviser. Please note that the Amendment is substantially similar to Post-Effective Amendment No. 40 to the Trust’s registration statement under the 1933 Act and Amendment No. 41 under the 1940 Act on Form N-1A (which is being filed simultaneously with the Amendment). Pursuant to the provisions of Rule 485(a)(1) under the 1933 Act, it is intended that this Amendment become effective sixty days after filing.

Sincerely,

/s/ Gregory S. Rowland
Gregory S. Rowland, Esq.
Davis Polk & Wardwell LLP